Notes to the Balance Sheet - Summary of Conditional Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	May 19, 2021	Dec. 31, 2020
Conditional Capital [Line Items]
Number of shares of Conditional Capital	7,816,101		7,630,728
Unsecured Convertible Bond [Member] | Top of range [member] | Morphosys AG [Member]
Conditional Capital [Line Items]
Notional amount, per cent	€ 0.10
Conditional Capital 2021 I [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital		3,289,004
Conditional Capital 2018 III [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital		13,415
Conditional Capital 2016 I [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital		2,832,099
Conditional Capital 2016 III [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital		253,772
Number of stock options excercised	4,345